Goldman Sachs MarketBeta Total International Equity ETF Average Annual Total Returns		12 Months Ended	19 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS Global ex United States Large & Mid Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.59%	10.21%
MSCI World ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	9.93%
Goldman Sachs MarketBeta Total International Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	8.52%
Performance Inception Date	May 31, 2023
Goldman Sachs MarketBeta Total International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.82%	8.85%
Goldman Sachs MarketBeta Total International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	7.29%